Capital Management and Solvency - Summary of Equity Compares to Solvency II Own Funds (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]	Dec. 31, 2017	[1]	Dec. 31, 2016
Disclosure of capital management and solvency [line items]
Shareholders' Equity		€ 21,850	€ 19,200	[1]	€ 20,266
Group Equity		24,441	22,542	[2]	€ 24,079	€ 24,079		€ 24,341
DNB Bank ASA [member]
Disclosure of capital management and solvency [line items]
Shareholders' Equity		21,850	19,200
IFRS adjustments for Other Equity instruments and non controlling interests		2,591	3,342
Group Equity		24,441	22,542
Solvency II revaluations & reclassifications		(7,607)	(6,593)
Transferability restrictions	[3]	(1,973)	(1,884)
Excess of Assets over Liabilities		14,861	14,065
Availability adjustments		4,446	4,326
Fungibility adjustments	[4]	(838)	(789)
Available own funds		€ 18,470	€ 17,602

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.
[2]	See note 2.1.1 for details about the impact of adopting IFRS 16 on Leases and note 2.1.2 for details about the impact of voluntary change in accounting policy on Liability Adequacy Testing
[3]	This includes the transferability restriction related to the RBC CAL conversion methodology.
[4]	Amongst others, this contains the exclusion of Aegon Bank.